ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Communication Services - 4.8%
Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A	36,966	$11,524,520

Consumer Discretionary - 5.1%
Automobile Manufacturers - 2.8%
General Motors Co.	86,463	6,805,502

Broadline Retail - 2.3%
Amazon.com, Inc. (a)	26,644	5,595,240
Total Consumer Discretionary		12,400,742

Energy - 1.8%
Oil & Gas Refining & Marketing - 1.8%
Marathon Petroleum Corp.	22,261	4,412,353

Financials - 5.3%
Asset Management & Custody Banks - 2.4%
Blackstone, Inc.	51,270	5,812,480

Investment Banking & Brokerage - 2.9%
Morgan Stanley	42,965	7,154,102
Total Financials		12,966,582

Health Care - 10.3%
Biotechnology - 7.7%
Ascendis Pharma AS - ADR (a)	37,817	8,830,270
Biohaven Ltd. (a)	148,520	1,710,950
Regeneron Pharmaceuticals, Inc.	10,310	8,059,018
		18,600,238
Pharmaceuticals - 2.6%
Eli Lilly & Co.	5,957	6,266,704
Total Health Care		24,866,942

Industrials - 22.5%
Aerospace & Defense - 6.7%
Boeing Co. (a)	38,911	8,853,420
BWX Technologies, Inc.	10,857	2,236,325
RTX Corp.	25,998	5,267,714
		16,357,459
Construction & Engineering - 3.2%
Quanta Services, Inc.	13,667	7,695,614

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 6.0%
Eaton Corp. PLC	16,041	$6,030,133
Vertiv Holdings Co. - Class A	33,616	8,568,382
		14,598,515
Heavy Electrical Equipment - 3.7%
GE Vernova, Inc.	10,376	9,064,474

Industrial Machinery & Supplies & Components - 2.9%
Parker-Hannifin Corp.	6,864	6,927,012
Total Industrials		54,643,074

Information Technology - 29.4% (b)
Application Software - 1.5%
Salesforce, Inc.	19,162	3,732,566

Semiconductor Materials & Equipment - 5.9%
Lam Research Corp.	61,357	14,350,789

Semiconductors - 10.3%
Micron Technology, Inc.	35,697	14,720,372
NVIDIA Corp.	57,391	10,169,111
		24,889,483
Systems Software - 3.3%
Microsoft Corp.	20,390	8,007,969

Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	19,926	5,264,051
Western Digital Corp.	53,898	15,075,270
		20,339,321
Total Information Technology		71,320,128

Materials - 13.2%
Construction Materials - 3.1%
CRH PLC	63,031	7,562,459

Copper - 4.5%
Freeport-McMoRan, Inc.	158,155	10,767,193

Gold - 5.6%
Newmont Corp.	104,508	13,586,040
Total Materials		31,915,692

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Utilities - 2.9%
Independent Power Producers & Energy Traders - 2.9%
Vistra Corp.	41,062	$7,140,271
TOTAL COMMON STOCKS (Cost $115,924,458)		231,190,304

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.7%
First American Government Obligations Fund - Class X, 3.60% (c)	11,479,181	11,479,181
TOTAL MONEY MARKET FUNDS (Cost $11,479,181)		11,479,181

TOTAL INVESTMENTS - 100.0% (Cost $127,403,639)		$242,669,485
Other Assets in Excess of Liabilities - 0.0% (d)		41,084
TOTAL NET ASSETS - 100.0%		$242,710,569

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARS ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

ARS Focused Opportunities Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$231,190,304	$—	$—	$231,190,304
Money Market Funds	11,479,181	—	—	11,479,181
Total Investments	$242,669,485	$—	$—	$242,669,485
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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